Interest-bearing loans and borrowings - Summary of Interest - Bearing Loans And Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Non convertible debentures (secured)	₨ 76,184	$ 1,004	₨ 90,137
Compulsorily convertible debentures (unsecured)	1,213	16	809
Term loan from bank (secured)	59,847	789	44,269
Term loan from financial institutions (secured)	102,088	1,346	80,300
Senior secured notes	134,397	1,771	92,924
Compulsorily convertible preference shares			26,697
Interest-bearing loans and borrowings - total	373,729	4,926	335,136
Interest-bearing loans and borrowings - net	373,729	4,926	335,136
Current portion of Long term interest bearing loans and borrowings, Non convertible debentures (secured)	8,078	106	10,447
Current portion of Long term interest bearing loans and borrowings, Term loan from bank (secured)	3,972	52	6,888
Current portion of Long term interest bearing loans and borrowings, Term loan from financial institutions (secured)	7,681	101	13,119
Current portion of Long term interest bearing loans and borrowings, Senior secured notes	36,315	479
Current portion of Long term interest bearing loans and borrowings, Interest-bearing loans and borrowings - total	56,046	739	30,454
Amount disclosed under the head 'other current financial liabilities'	(56,046)	(739)	(30,454)
Interest-bearing loans and borrowings - net	₨ 0	$ 0	₨ 0
Compulsorily Convertible Preference Shares
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %			15.02%
Bottom of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	8.00%	8.00%
Maturity	June 2026
Bottom of range [member] | Term Loan From Bank Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	2.81%	2.81%
Maturity	March 2023
Bottom of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	3.20%	3.20%
Maturity	September 2023
Bottom of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	4.50%	4.50%
Maturity	September 2022
Top of range [member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	11.00%	11.00%
Maturity	September 2036
Top of range [member] | Term Loan From Bank Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	9.60%	9.60%
Maturity	June 2042
Top of range [member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	10.90%	10.90%
Maturity	January 2044
Top of range [member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	7.18%	7.18%
Maturity	April 2027